Derivative Financial Instruments (Schedule Of Derivatives, Location In Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Current	$ 29,147	$ 31,069
Derivative Liabilities, Noncurrent	25,847	34,509
Interest Rate Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Total	54,994	65,578
Interest Rate Swap Contracts [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Total	54,994	65,578
Interest Rate Swap Contracts [Member] | Derivatives Designated As Hedging Instruments [Member] | Current Portion Of Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Current	29,147	31,069
Interest Rate Swap Contracts [Member] | Derivatives Designated As Hedging Instruments [Member] | Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Noncurrent	$ 25,847	$ 34,509